Goodwill (Details Narrative) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended			12 Months Ended
	Sep. 26, 2020	Mar. 28, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Impairment of goodwill		$ 2,969			$ 2,969
Goodwill	$ 26,277				$ 26,277			$ 31,049	$ 32,061	$ 27,169
Percent of fair value of reporting unit excess of carrying value	2.40%				2.40%
FirstPro Reporting Unit [Member]
Impairment of goodwill		$ 2,969
Goodwill	$ 14,200				$ 14,200